SCHEDULE OF REVENUE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 2,040,602	$ 1,299,538	$ 1,625,763
Performance obligations satisfied at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	1,636,989	855,328	1,019,064
Performance obligations satisfied at point in time [member] | Software License Fee [Member]
IfrsStatementLineItems [Line Items]
Revenue	900,000
Performance obligations satisfied at point in time [member] | Customization [member]
IfrsStatementLineItems [Line Items]
Revenue	462,569	695,243	1,019,064
Performance obligations satisfied at point in time [member] | Advisory service income [member]
IfrsStatementLineItems [Line Items]
Revenue	274,420	160,085
Performance obligations satisfied over time [member]
IfrsStatementLineItems [Line Items]
Revenue	403,613	444,210	606,699
Performance obligations satisfied over time [member] | Advisory service income [member]
IfrsStatementLineItems [Line Items]
Revenue			248,497
Performance obligations satisfied over time [member] | Software Subscription Fee [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 403,613	$ 444,210	$ 358,202